Expense Example {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-12 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Daily Money Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	226
5 years	394
10 years	$ 881